SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted-average assumptions for granted options

The Company used the following weighted-average assumptions for options granted to employees, directors and non-employees and ESPP:

	Year ended December 31,
	2021	2020	2019

Employee stock Options
Volatility	67.68%	63.17%	54.59%
Risk-free interest rate	0.77%	0.45%	1.92%
Dividend yield	0%	0%	0%
Expected life (years)	5.17	5.16	5.15

ESPP
Volatility	64.68%-69.68%	-	-
Risk-free interest rate	0.04%-0.10%	-	-
Dividend yield	0%	-	-
Expected life (years)	0.42-0.50	-	-